CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net sales	$ 22,373	$ 22,936	$ 21,933
Cost of sales	(16,656)	(17,484)	(17,029)
Gross profit	5,717	5,452	4,904
Selling, general and administrative expenses	(4,446)	(4,659)	(4,549)
Operating income	1,271	793	355
Non-operating income (expense):
Exchange gain (loss), net	(125)	(31)	(27)
Interest expense	0	(1)	(9)
Interest income	18	17	14
Other income	3	12	0
Gain (loss) on disposal of property, plant and equipment	110	(23)	78
Total non-operating income (expense)	6	(26)	56
Income before income taxes	1,277	767	411
Income taxes (note 3)	(134)	(172)	37
Net income	1,143	595	448
Less: Net loss attributable to non-controlling interests	(7)	(1)	0
Net income attributable to Highway Holdings Limited's shareholders	$ 1,150	$ 596	$ 448
Net income per share:
- basic (in dollars per share)	$ 0.3	$ 0.16	$ 0.12
- diluted (in dollars per share)	$ 0.3	$ 0.16	$ 0.12
Weighted average number of shares outstanding:
- basic (in shares)	3,786,542	3,778,825	3,778,825
- diluted (in shares)	3,794,801	3,788,604	3,781,307